Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill
The Company's goodwill relates to acquisitions of various companies including, but not limited to, Deliverr, Inc. ("Deliverr") which was acquired on July 8, 2022, 6RS which was acquired on October 17, 2019 and Donde Fashion, Inc. ("Donde") which was acquired on July 20, 2021.

The Company completed its annual impairment test of goodwill as of September 30, 2022. The Company exercised its option to bypass the qualitative assessment pursuant to ASC 350, Intangibles - Goodwill and Other, and perform a quantitative analysis. The Company determined that the consolidated business is represented by a single reporting unit and concluded that the estimated fair value of the reporting unit was greater than its carrying amount.

There were no indicators of impairment between September 30, 2022, the date which the Company completed its annual impairment test of goodwill, and December 31, 2022. No goodwill impairment was recognized in the years ended December 31, 2022 or December 31, 2021.

The gross changes in the carrying amount of goodwill as of December 31, 2022 and December 31, 2021 are as follows:

	December 31, 2022	December 31, 2021
	$	$
Balance, beginning of the year	356,528	311,865
Acquisition of Deliverr	1,437,664	—
Acquisition of Donde	—	37,567
Other acquisitions(1)	42,090	7,096
Balance, end of the year	1,836,282	356,528
(1) During the years ended December 31, 2022 and 2021, the Company completed individually immaterial acquisitions that resulted in goodwill being recognized.